Dec-31-03 02:41pm From- T-225 P.003/003 F-559

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03036637

CERT NYS

1-9185

NYSE

December 31, 2003

RECD S.E.C.

DEC 31 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
DEC 31 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KB HOME, 9 ½% Senior Subordinated Notes due 2011 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 31, 2003. Tentative listing date – January 6, 2004.

Sincerely,

Paras Madho

795266